Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2025	Sep. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 1.875	$ 1.875
Ordinary shares, shares authorized (in Shares)	[1]	3,200,000,000	3,200,000,000
Ordinary shares, shares issued (in Shares)	[1]	2,460,521	10,463
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 1.875	$ 1.875
Ordinary shares, shares authorized (in Shares)	[1]	9,600,000	9,600,000
Ordinary shares, shares issued (in Shares)	[1]	71,574	534

[1]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.